ITEM 4 AND ITEM 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

GRANT THORNTON LLP
27777 Franklin Road
Suite 800
Southfield, MI 48034-2366
D    +1 248 262 1950
F    +1 248 350 3581
Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Credit Suisse Securities (USA) LLC
Eleven Madison Ave.
New York, NY 10010

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and Management of Credit Acceptance Corporation (the “Company”) and Credit Suisse Securities (USA) LLC (“Credit Suisse”) (collectively, the “Specified Parties”), in their evaluation of certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2020-3. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.The Company provided an electronic file (the “Data File”) with information for certain vehicle loans, which the Company represented was as of the close of business on August 31, 2020.

2.Grant Thornton selected one hundred vehicle loans on a random basis from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Credit Suisse to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the consumer to other Company records.

a.Loan number
b.Original amount financed
c.First payment date (scheduled)
d.Original term to maturity
e.Monthly payment
f.Interest rate
g.State
h.Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title, title application, VINtek, or acceptable proof of lien, as applicable)

GT.COM    Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2020-3. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:
•Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
•Addressing the value of collateral securing any such assets being securitized
•Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
•Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
•Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions
•Forming any conclusion
•Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Southfield, Michigan
October 5, 2020

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXXX6477	35	XXXXX3263	69	XXXXX0280
2	XXXXX9556	36	XXXXX3665	70	XXXXX6568
3	XXXXX8591	37	XXXXX5768	71	XXXXX2363
4	XXXXX1178	38	XXXXX5897	72	XXXXX5465
5	XXXXX4022	39	XXXXX4838	73	XXXXX2309
6	XXXXX3756	40	XXXXX9551	74	XXXXX6856
7	XXXXX6428	41	XXXXX3491	75	XXXXX5329
8	XXXXX5256	42	XXXXX7186	76	XXXXX4227
9	XXXXX2768	43	XXXXX8159	77	XXXXX0555
10	XXXXX4683	44	XXXXX5867	78	XXXXX1815
11	XXXXX0207	45	XXXXX9293	79	XXXXX8704
12	XXXXX5047	46	XXXXX8736	80	XXXXX2297
13	XXXXX3302	47	XXXXX3307	81	XXXXX3814
14	XXXXX8373	48	XXXXX7642	82	XXXXX0517
15	XXXXX9631	49	XXXXX3495	83	XXXXX9845
16	XXXXX7124	50	XXXXX8754	84	XXXXX0391
17	XXXXX0923	51	XXXXX4777	85	XXXXX8435
18	XXXXX0500	52	XXXXX2401	86	XXXXX6509
19	XXXXX1572	53	XXXXX8262	87	XXXXX9442
20	XXXXX4868	54	XXXXX9041	88	XXXXX8531
21	XXXXX3968	55	XXXXX2472	89	XXXXX0361
22	XXXXX4767	56	XXXXX2341	90	XXXXX4442
23	XXXXX8804	57	XXXXX2166	91	XXXXX1094
24	XXXXX0953	58	XXXXX4910	92	XXXXX5990
25	XXXXX0389	59	XXXXX9155	93	XXXXX6709
26	XXXXX9896	60	XXXXX5702	94	XXXXX5537
27	XXXXX0831	61	XXXXX2580	95	XXXXX6766
28	XXXXX5612	62	XXXXX6208	96	XXXXX5966
29	XXXXX2429	63	XXXXX5674	97	XXXXX6752
30	XXXXX5713	64	XXXXX0705	98	XXXXX0172
31	XXXXX4850	65	XXXXX3387	99	XXXXX6788
32	XXXXX2745	66	XXXXX9173	100	XXXXX4689
33	XXXXX2581	67	XXXXX8546
34	XXXXX9193	68	XXXXX9373